Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk - USD ($)	Dec. 10, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 10, 2022
Argentine pesos [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk assets		$ 765,690
Foreign currency exchange risk liabilities		50,073
Argentine pesos [Member] | (+10%) Impact to profit or loss before tax assets [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk assets	$ 76,569
Argentine pesos [Member] | (-10%) Impact to profit or loss before tax liabilities [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk liabilities	(5,007)
U.S. Dollar [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk assets		368,186
Foreign currency exchange risk liabilities		2,227,751
U.S. Dollar [Member] | (+10%) Impact to profit or loss before tax assets [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk assets	36,819
U.S. Dollar [Member] | (-10%) Impact to profit or loss before tax liabilities [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk liabilities	(222,775)
Pound sterling [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk assets		22,062	8,025
Foreign currency exchange risk liabilities
Pound sterling [Member] | (+10%) Impact to profit or loss before tax assets [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk assets	2,206			803
Pound sterling [Member] | (-10%) Impact to profit or loss before tax liabilities [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Exchange Risk [Line Items]
Foreign currency exchange risk liabilities